ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES

NOTE 2 – ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES

Accounts receivable

On March 31, 2025 and December 31, 2024, accounts receivable consisted of the following:

	March 31, 2025	December 31, 2024
Accounts receivable	$15,785	$123,686
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$15,785	$123,686

For the three months ended March 31, 2025 and 2024, the Company did not record any bad debt expense related to accounts receivable.

Performance bond receivable

On March 31, 2025 and December 31, 2024, other receivables consisted solely of performance bond receivables as follows:

	March 31, 2025	December 31, 2024
Other receivables	$142,526	$142,526
Less: allowance for doubtful other receivables	(142,526)	(142,526)
Other receivables, net	$-	$-

Safe-Pro USA was required to obtain a Performance Guarantee (PG) at a bank designated by a former customer. The amount of each separate Performance Guarantee is 10% of the CFR (Cost and Freight) value of the contract in US Dollars. The Performance Guarantee was required to be submitted prior to the Contract being executed. In case of the supplier’s failure to fulfill the contractual obligations as per the terms of the contract, the Performance Guarantee may be forfeited. Upon certain conditions being met, the Company would be entitled to reimbursement from the Performance Guarantee being held. The Company has yet to receive any receipts from their performance bonds being held at the designated bank. As of March 31, 2025 and December 31, 2024, there were no performance bonds receivable and outstanding.

SAFE PRO GROUP INC. AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE THREE MONTHS ENDED MARCH 31, 2025 AND 2024
(unaudited)

NOTE 4 – ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES

Accounts receivable

On December 31, 2024 and 2023, accounts receivable consisted of the following:

	December 31,
	2024	2023
Accounts receivable	$123,686	$163,329
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$123,686	$163,329

For the years ended December 31, 2024 and 2023 the Company did not record any bad debt expense related to accounts receivable.

Performance bond receivable

On December 31, 2024 and 2023, other receivables consisted solely of performance bond receivables as follows:

	December 31,
	2024	2023

Other receivables	$142,526	$142,526
Less: allowance for doubtful other receivables	(142,526)	(142,526)
Other receivables, net	$-	$-

SAFE PRO GROUP INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

In relation to Safe-Pro USA’s previous significant customer, Safe-Pro USA was required to obtain a Performance Guarantee (PG) at a bank designated by the customer. The amount of each separate Performance Guarantee is 10% of the CFR (Cost and Freight) value of the contract in US Dollars. The Performance Guarantee was required to be submitted prior to the Contract being executed. In case of the supplier’s failure to fulfill the contractual obligations as per the terms of the contract, the Performance Guarantee may be forfeited. Upon certain conditions being met, the Company would be entitled to reimbursement from the Performance Guarantee being held. The Company has yet to receive any receipts from their performance bonds being held at the designated bank. As of December 31, 2024, no performance bonds receivable is outstanding. As of December 31, 2023, the total amount of the performance bond receivables outstanding is $142,526, which expired on various dates through December 2024. As of December 31, 2023, the Company has elected to write down the performance bond receivable since collectability is not probable and accordingly, the performance bond receivable is fully reserved.